Private Placement (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 15, 2020	Mar. 31, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Placement unit description			Each Placement Unit consists of one Placement Share and one-half of one Placement Warrant. Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate shares	632,500	632,500
Units at a price (in Dollars per share)	$ 10	$ 10
Aggregate purchase price (in Dollars)	$ 6,325,000	$ 6,325,000
Placement units purchased	52,500	52,500
Placement unit description		Each Placement Unit consists of one Placement Share and one-half of one Placement Warrant. Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Aggregate of shares		632,500
Price per units (in Dollars per share)		$ 10
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Units at a price (in Dollars per share)		$ 12	$ 12
Warrant exercise price (in Dollars per share)	$ 11.5